Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation (in years)	12 years	12 years 4 months 24 days
Defined contribution plans charges	$ 153	$ 151	$ 144
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Expected rate of pension increase
Pension plans
Disclosure of defined benefit plans [line items]
Expected rate of pension increase	1.00%	1.10%
Benefit obligation
Disclosure of defined benefit plans [line items]
Top four countries (as a percent)	87.00%
Benefit obligation | United States | Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Associates covered (as a percent)	98.00%